Consolidated Balance Sheets (Parenthetical) - € / shares	Dec. 31, 2016	Dec. 31, 2015	Jan. 22, 2007
Statement of Financial Position [Abstract]
Preferred stock, shares authorized	540,000,000	540,000,000	540,000,000
Preferred stock, shares issued	0	0
Common stock, nominal value	€ 1.04	€ 1.04
Common stock, shares authorized	1,200,000,000	1,200,000,000
Common stock, shares issued	911,030,420	910,967,920
Common stock, shares outstanding	883,410,506	878,537,339